Russell Factor ETFs Prospectus

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated March 19, 2012 to

PROSPECTUS DATED May 17, 2011

As Supplemented through November 3, 2011

The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:

“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

80-08-022

Russell Developed ex-U.S. Factor ETFs Prospectus

RUSSELL EXCHANGE TRADED FUNDS TRUST

Supplement dated March 19, 2012 to

PROSPECTUS DATED October 28, 2011

The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:

“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

80-08-024